Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,254,500.00
Previously Paid Amount	0.00
Total Fee Amount	53,470.86
Total Offset Amount	0.00
Net Fee	53,470.86
Narrative - Max Aggregate Offering Price	$ 349,254,500.00
Final Prospectus	true